Fair value measurements - Schedule of Public and Private Warrants Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ 116,863	$ 67,873	$ 0
Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	56,478
Change in fair value	(36,463)
Ending balance, fair value measurement	20,015	56,478
Public Warrant Liability | Level 1 | Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	35,200
Change in fair value	(22,240)
Ending balance, fair value measurement	12,960	35,200
Private Placement Warrants | Level 3 | Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	21,278
Change in fair value	(14,223)
Ending balance, fair value measurement	$ 7,055	$ 21,278